Note 7 - Balance Sheet Disclosures - Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Balance as of Jan. 1	€ 302		€ 267
Deconsolidation of Subsidiary	(302)
Balance as of Dec. 31	0		302		€ 267
Balance as of Jan. 1	(299)		(61)
Amortization	0		(68)		(34)
Deconsolidation of Subsidiary	299
Balance as of Dec. 31	0		(299)		(61)
Carrying Amount as of Jan. 1	3	[1]	206
Carrying Amount as of Dec. 31	0		3	[1]	206
Additions			35
Impairment	0		(170)		0
Website [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	45		45
Deconsolidation of Subsidiary	(45)
Balance as of Dec. 31	0		45		45
Balance as of Jan. 1	(45)		(38)
Amortization	0		(6)
Deconsolidation of Subsidiary	45
Balance as of Dec. 31	0		(45)		(38)
Carrying Amount as of Jan. 1	0		7
Carrying Amount as of Dec. 31	0		0		7
Additions			0
Impairment			(1)
Software [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	257		222
Deconsolidation of Subsidiary	(257)
Balance as of Dec. 31	0		257		222
Balance as of Jan. 1	(254)		(23)
Amortization	0		(62)
Deconsolidation of Subsidiary	254
Balance as of Dec. 31	0		(254)		(23)
Carrying Amount as of Jan. 1	3		199
Carrying Amount as of Dec. 31	€ 0		3		€ 199
Additions			35
Impairment			€ (169)

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.